INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Net operating loss carryforwards	$ 13,239,806	$ 13,337,393
Research and Development expenses	4,445,923	3,408,168
Share-based compensation	479,442	309,044
P&E-Book basis, excess of tax basis	(48,011)	(115,378)
Miscellaneous	236,664	474,380
Less: valuation allowance	$ (18,353,824)	$ (17,413,607)